UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois		60181
(Address of principal executive offices)		(Zip code)

Susan A. Pickar, President and Chief Executive Officer 2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

COPY TO:

Joseph M. Mannon Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2019

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2019

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS — 52.8%
U.S. TREASURY OBLIGATIONS — 20.4%
$1,595,000	Treasury Bill (1)	2.44%	04/09/19	$1,594,150
29,480,000	Treasury Bill (1)	2.44%	04/09/19	29,464,277
50,000,000	Treasury Bill	2.41%	04/09/19	49,973,222
5,000,000	Treasury Bill	2.40%	04/11/19	4,996,681
1,915,000	Treasury Bill (1)	2.46%	04/16/19	1,913,069
3,780,000	Treasury Bill	2.42%	04/16/19	3,776,188
25,000,000	Treasury Bill	2.41%	04/23/19	24,963,333
6,230,000	Treasury Bill	2.47%	04/23/19	6,220,596
11,510,000	Treasury Bill	2.41%	05/16/19	11,475,470
10,000,000	Treasury Bill	2.42%	05/30/19	9,960,585
7,095,000	Treasury Bill	2.47%	07/25/19	7,039,642
30,000,000	Treasury Bill	2.49%	08/22/19	29,707,446
20,000,000	Treasury Bill	2.49%	08/29/19	19,795,417
4,340,000	Treasury Bill	2.44%	02/27/20	4,244,742
7,945,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.07%)	2.49%	04/30/19	7,945,372
855,000	U.S. Treasury Note	3.13%	05/15/19	855,674
1,450,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.06%)	2.48%	07/31/19	1,450,206
660,000	U.S. Treasury Note	1.38%	07/31/19	657,518
15,000,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.033%)	2.46%	04/30/20	14,999,565
19,250,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.115%)	2.54%	01/31/21	19,242,161
	Total U.S. Treasury Obligations (Cost $250,275,314)			250,275,314

AGENCY OBLIGATIONS — 32.4%(3)
4,670,000	Federal Farm Credit Banks Funding Corp. (1)	2.57%	07/22/19	4,633,387
10,000,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.095%)	2.39%	07/25/19	9,998,752
3,430,000	Federal Farm Credit Banks Funding Corp. (1)	2.64%	07/29/19	3,400,521
3,430,000	Federal Farm Credit Banks Funding Corp. (1)	2.65%	07/29/19	3,400,521
3,000,000	Federal Farm Credit Banks Funding Corp. (1)	2.67%	09/12/19	2,964,330
15,000,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.05%)	2.44%	02/04/20	15,000,000
4,990,000	Federal Farm Credit Banks Funding Corp. (1)	2.42%	02/04/20	4,888,491
5,770,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.05%)	2.43%	06/15/20	5,769,800
3,870,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.05%)	2.43%	08/17/20	3,870,000
5,305,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.04%)	2.43%	09/11/20	5,304,771
690,000	Federal Home Loan Banks (1)	2.43%	04/01/19	690,000
20,000,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.09%)	2.39%	04/05/19	20,000,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

AGENCY OBLIGATIONS (continued)
$12,365,000	Federal Home Loan Banks (1)	2.39%	04/05/19	$12,361,722
3,695,000	Federal Home Loan Banks (1)	2.48%	04/09/19	3,694,869
2,685,000	Federal Home Loan Banks (1)	2.39%	04/10/19	2,683,399
5,080,000	Federal Home Loan Banks (1)	2.42%	05/01/19	5,069,827
7,150,000	Federal Home Loan Banks (1)	2.47%	05/01/19	7,135,450
6,815,000	Federal Home Loan Banks (1)	2.42%	05/02/19	6,800,857
5,205,000	Federal Home Loan Banks (1)	2.48%	05/03/19	5,193,665
4,290,000	Federal Home Loan Banks (1)	2.45%	05/07/19	4,279,554
21,020,000	Federal Home Loan Banks (1)	2.42%	05/08/19	20,968,151
1,515,000	Federal Home Loan Banks (1)	2.49%	05/08/19	1,511,154
1,940,000	Federal Home Loan Banks (1)	2.42%	05/13/19	1,934,568
2,910,000	Federal Home Loan Banks (1)	2.42%	05/13/19	2,901,852
245,000	Federal Home Loan Banks (1)	2.43%	05/14/19	244,292
1,940,000	Federal Home Loan Banks (1)	2.44%	05/15/19	1,934,245
4,365,000	Federal Home Loan Banks (2) (3 Month USD LIBOR - 0.21%)	2.48%	05/16/19	4,365,000
13,735,000	Federal Home Loan Banks (1)	2.47%	05/29/19	13,680,785
1,220,000	Federal Home Loan Banks (1)	2.43%	05/30/19	1,215,161
10,000,000	Federal Home Loan Banks (1)	2.54%	06/05/19	9,954,681
4,445,000	Federal Home Loan Banks (1)	2.43%	06/07/19	4,445,000
1,910,000	Federal Home Loan Banks (2) (3 Month USD LIBOR - 0.16%)	2.44%	06/12/19	1,909,902
13,880,000	Federal Home Loan Banks (1)	2.40%	06/12/19	13,812,960
4,570,000	Federal Home Loan Banks (1)	2.45%	06/13/19	4,547,481
2,090,000	Federal Home Loan Banks (2) (3 Month USD LIBOR - 0.16%)	2.47%	06/20/19	2,090,000
1,710,000	Federal Home Loan Banks (2) (3 Month USD LIBOR - 0.16%)	2.47%	06/20/19	1,710,000
10,000,000	Federal Home Loan Banks (2) (3 Month USD LIBOR - 0.16%)	2.47%	06/20/19	10,000,000
1,400,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.04%)	2.47%	06/21/19	1,400,000
1,965,000	Federal Home Loan Banks (1)	2.45%	06/28/19	1,953,328
14,530,000	Federal Home Loan Banks (1)	2.51%	07/10/19	14,429,985
12,455,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.08%)	2.41%	07/11/19	12,455,000
2,055,000	Federal Home Loan Banks (1)	2.50%	07/11/19	2,054,938
15,000,000	Federal Home Loan Banks (1)	2.44%	07/11/19	14,898,158
5,320,000	Federal Home Loan Banks (1)	2.48%	07/15/19	5,320,000
1,490,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.02%)	2.45%	07/17/19	1,490,000
5,445,000	Federal Home Loan Banks (1)	2.44%	07/18/19	5,408,582
2,510,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.02%)	2.45%	08/27/19	2,510,000
5,045,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.08%)	2.41%	08/27/19	5,045,000
14,525,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.085%)	2.41%	09/09/19	14,525,000
4,650,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.065%)	2.42%	09/17/19	4,650,000
10,320,000	Federal Home Loan Banks (1)	2.47%	09/20/19	10,199,692
9,825,000	Federal Home Loan Banks (1)	2.47%	09/20/19	9,710,275

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

AGENCY OBLIGATIONS (continued)
$8,945,000	Federal Home Loan Banks (1)	2.45%	09/27/19	$8,837,456
2,530,000	Federal Home Loan Banks (1)	2.49%	10/11/19	2,496,701
2,450,000	Federal Home Loan Banks (1)	2.47%	10/15/19	2,417,287
1,860,000	Federal Home Loan Banks (1)	2.49%	10/15/19	1,835,012
13,020,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.01%)	2.44%	11/13/19	13,020,000
2,345,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.035%)	2.45%	01/14/20	2,345,000
495,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.05%)	2.48%	01/17/20	495,000
10,285,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.06%)	2.43%	02/24/20	10,285,000
4,050,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.40%)	2.45%	02/25/20	4,050,000
6,535,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.04%)	2.44%	04/17/20	6,535,000
2,770,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.015%)	2.47%	06/01/20	2,770,000
1,055,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.075%)	2.51%	07/24/20	1,055,000
2,910,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.03%)	2.46%	08/04/20	2,910,000
5,830,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.115%)	2.55%	03/12/21	5,830,000
2,285,000	Federal Home Loan Mortgage Corp. (2) (1 Day USD SOFR - 0.01%)	2.42%	04/17/19	2,285,000
	Total Agency Obligations (Cost $397,581,562)			397,581,562
	Total Investments — 52.8% (Cost $647,856,876)			647,856,876

REPURCHASE AGREEMENTS — 47.1%
83,000,000	Bank of Montreal Dated 3/29/19, To be repurchased at $83,017,776 (collateralized by $82,573,363 par amount of U.S. Treasury Bills, U.S. Treasury Bonds and U.S. Treasury Notes, 0.00% to 3.38%; due 3/31/19 to 11/15/48; Total Fair Value $84,660,061)	2.57%	04/01/19	83,000,000
130,000,000	BNP Paribas Securities Co. Dated 3/29/19, To be repurchased at $130,028,058 (collateralized by $129,443,167 par amount of U.S. Treasury Bonds and U.S. Treasury Notes, 0.00% to 7.50%; due 01/31/20 to 02/15/46; Total Fair Value $132,600,000)	2.59%	04/01/19	130,000,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)
$20,000,000	Goldman Sachs & Co. Dated 3/29/19, To be repurchased at $20,004,250 (collateralized by $19,947,446 par amount of Government National Mortgage Association, 3.50% to 6.00%; due 05/15/23 to 11/20/47; Total Fair Value $20,400,000)	2.55%	04/01/19	$20,000,000
89,000,000	HSBC Securities (USA), Inc. Dated 3/29/19, To be repurchased at $89,019,135 (collateralized by $89,000,000 par amount of a U.S. Treasury Bill, 0.00%; due 05/15/24; Total Fair Value $90,780,000)	2.58%	04/01/19	89,000,000
5,000,000	HSBC Securities (USA), Inc. Dated 3/29/19, To be repurchased at $5,001,083 (collateralized by $4,982,713 par amount of Freddie Mac Gold Participating Certificates, 3.00% to 5.00%; due 03/01/41 to 02/01/49; Total Fair Value $5,150,000)	2.60%	04/01/19	5,000,000
10,000,000	Mitsubishi UFJ Securities Co. Dated 3/29/19, To be repurchased at $10,002,167 (collateralized by $9,974,086 par amount of Freddie Mac Gold Participating Certificate, and Government National Mortgage Association, 2.50% to 4.50%; due 01/20/33 to 02/20/49; Total Fair Value $10,200,249)	2.60%	04/01/19	10,000,000
3,000,000	Natixis S.A. Dated 3/29/19, To be repurchased at $3,000,650 (collateralized by $2,989,840 par amount of Federal National Mortgage Backed Securities, Freddie Mac Gold Participating Certificates, a U.S. Treasury Bond and U.S. Treasury Notes, 0.00% to 8.75%; due 05/15/20 to 07/01/48; Total Fair Value $3,076,663)	2.60%	04/01/19	3,000,000
12,000,000	Natixis S.A. Dated 3/29/19, To be repurchased at $12,002,550 (collateralized by $11,964,753 par amount of a U.S. Treasury Note, 1.88%; due 01/31/22; Total Fair Value $12,240,037)	2.55%	04/01/19	12,000,000
50,000,000	TD Securities (USA), LLC Dated 3/29/19, To be repurchased at $50,010,750 (collateralized by $49,552,060 par amount of a U.S. Treasury Note, 2.50%; due 05/15/24; Total Fair Value $51,000,035)	2.58%	04/01/19	50,000,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

$101,000,000	TD Securities (USA), LLC Dated 3/29/19, To be repurchased at $101,021,883 (collateralized by $100,635,507 par amount of Federal National Mortgage Backed Securities, 4.00% to 5.00%; due 04/01/47 to 12/01/48; Total Fair Value $104,030,000)	2.60%	04/01/19	$101,000,000
75,000,000	The Bank of Nova Scotia Dated 3/29/19, To be repurchased at $75,016,250 (collateralized by $74,536,677 par amount of U.S. Treasury Notes, 0.38% to 2.38%; due 04/15/21 to 07/15/23; Total Fair Value $76,516,635)	2.60%	04/01/19	75,000,000

	Total Repurchase Agreements (Cost $578,000,000)			578,000,000

	Total Investments in Securities — 99.9% (Cost $1,225,856,876)			1,225,856,876

	Other Assets in excess of Liabilities — 0.1%			1,015,853

	Net Assets — 100.0%			$1,226,872,729

	Net Asset Value Per Participation Certificate			$1.00

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at March 31, 2019. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.
(3)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2019

Par Value	Issuer	Interest Rate	Maturity	Fair Value

TOTAL INVESTMENTS — 73.4%
BANK OBLIGATIONS — 23.2%
EURO CERTIFICATES OF DEPOSIT — 1.7% (1)
$2,000,000	Banque Federative DU Credit Mutuel SA	2.75%	12/02/19	$1,964,130
2,000,000	Credit Industriel Et Commercia, UK	2.90%	08/01/19	1,982,263
1,000,000	Credit Industriel Et Commercia, UK	2.88%	11/07/19	983,784
				4,930,177
YANKEE CERTIFICATES OF DEPOSIT — 21.5%
4,000,000	Bank of Montreal, Chicago	2.80%	04/08/19	4,000,396
1,000,000	Bank of Montreal, Chicago (2) (3 Month USD LIBOR + 0.33%)	3.13%	07/11/19	1,000,872
750,000	Bank of Montreal, Chicago (2) (1 Month USD LIBOR + 0.40%)	2.89%	12/10/19	751,411
2,500,000	Bank of Nova Scotia, Houston (2) (1 Day USD SOFR + 0.043%)	2.86%	05/16/19	2,500,826
1,300,000	Bank of Nova Scotia, Houston (2) (3 Month USD LIBOR + 0.20%)	2.83%	09/20/19	1,301,265
1,500,000	Barclays Bank PLC, New York	2.82%	05/08/19	1,500,471
1,500,000	BNP Paribas SA, New York (2) (1 Month USD LIBOR + 0.30%)	2.78%	05/15/19	1,500,535
1,000,000	Canadian Imperial Bank of Commerce, New York (2) (1 Month USD LIBOR + 0.16%)	2.65%	04/10/19	1,000,031
1,200,000	Canadian Imperial Bank of Commerce, New York (2) (1 Month USD LIBOR + 0.30%)	2.79%	07/25/19	1,200,749
1,000,000	Credit Agricole Corporate and Investment Bank, New York (2) (3 Month USD LIBOR + 0.13%)	2.76%	03/20/20	999,997
1,500,000	Credit Industriel Commercial, New York (2) (1 Month USD LIBOR + 0.27%)	2.76%	05/08/19	1,500,179
1,000,000	Credit Suisse AG, New York (2) (1 Day USD SOFR + 0.45%)	2.88%	07/12/19	1,000,803
8,000,000	Landesbank Hessen Thueringen Girozentrale, New York	2.45%	04/04/19	8,000,024
4,000,000	Mitsubishi UFJ Trust and Banking Corp., New York (2) (1 Month USD LIBOR + 0.32%)	2.81%	05/08/19	4,001,520
1,500,000	Mitsubishi UFJ Trust and Banking Corp., New York (2) (1 Month USD LIBOR + 0.32%)	2.81%	06/04/19	1,500,842
3,000,000	Mizuho Bank Ltd., New York (2) (1 Month USD LIBOR + 0.28%)	2.77%	05/08/19	3,001,007
1,000,000	MUFG Bank Ltd., New York (2) (1 Month USD LIBOR + 0.28%)	2.77%	08/22/19	1,000,672
2,500,000	Oversea Chinese Banking Corp. Ltd., New York (2) (3 Month USD LIBOR + 0.00%)	2.74%	11/07/19	2,499,988

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value

BANK OBLIGATIONS (continued)
YANKEE CERTIFICATES OF DEPOSIT (continued)
$500,000	Royal Bank of Canada, New York (2) (3 Month USD LIBOR + 0.15%)	2.79%	05/20/19	$500,114
3,000,000	Skandinaviska Enskilda Banken AB, New York	2.75%	07/15/19	3,001,731
1,500,000	Sumitomo Mitsui Banking Corp., New York (2) (3 Month USD LIBOR + 0.11%)	2.90%	04/15/19	1,500,079
3,200,000	Sumitomo Mitsui Banking Corp., New York (2) (3 Month USD LIBOR + 0.46%)	3.14%	05/15/19	3,201,714
1,500,000	Sumitomo Mitsui Trust Bank Ltd., New York (2) (3 Month USD LIBOR + 0.235%)	3.02%	01/15/20	1,501,565
3,500,000	Sumitomo Mitsui Trust Bank Ltd., New York	2.57%	06/20/19	3,499,998
1,500,000	Svenska Handelsbanken AB, New York (2) (1 Month USD LIBOR + 0.25%)	2.73%	05/07/19	1,500,218
3,000,000	Svenska Handelsbanken AB, New York (2) (3 Month USD LIBOR + 0.27%)	3.03%	10/21/19	3,003,740
2,500,000	Swedbank AB, New York (2) (1 Month USD LIBOR + 0.26%)	2.75%	05/21/19	2,500,960
1,000,000	Toronto Dominion Bank, New York (2) (1 Month USD LIBOR + 0.30%)	2.79%	06/10/19	1,000,553
2,000,000	Toronto Dominion Bank, New York	2.62%	06/14/19	2,000,088
1,000,000	Toronto Dominion Bank, New York (2) (3 Month USD LIBOR + 0.11%)	2.71%	06/28/19	1,000,214
				62,472,562
	Total Bank Obligations (Cost $67,382,057)			67,402,739

CORPORATE DEBT — 43.3%
COMMERCIAL PAPER — 43.3%
ASSET BACKED SECURITIES — 19.1% (3)
4,000,000	Albion Capital LLC (1)	2.53%	04/05/19	3,998,118
2,700,000	Antalis SA (1)	2.52%	04/04/19	2,698,897
1,500,000	Bedford Row Funding Corp. (2) (1 Month USD LIBOR + 0.34%)	2.83%	08/02/19	1,501,212
5,000,000	Bennington Stark Capital Co. LLC	2.50%	04/03/19	4,998,262
3,400,000	CAFCO LLC (1)	2.77%	04/12/19	3,396,763
2,000,000	CAFCO LLC (1)	2.61%	05/14/19	1,993,619
3,000,000	Chariot Funding LLC (1)	2.45%	04/02/19	2,999,183
2,200,000	Chariot Funding LLC (1)	2.86%	04/30/19	2,195,164
2,500,000	Chariot Funding LLC (1)	2.64%	08/13/19	2,476,187
2,000,000	Chariot Funding LLC (1)	2.66%	10/07/19	1,972,363
2,000,000	Collateralized Commercial Paper Flex Co. LLC (1)	2.64%	09/10/19	1,976,075
2,000,000	Crown Point Capital Co. LLC	2.92%	05/06/19	2,000,885
1,500,000	Lexington Parker Capital Co. LLC (1)	2.60%	05/06/19	1,496,053
4,000,000	Liberty Street Funding LLC (1)	2.60%	05/13/19	3,987,525
3,000,000	Manhattan Asset Funding Co. LLC (1)	2.50%	04/15/19	2,996,525
4,000,000	MetLife Short Term Funding LLC (1)	2.70%	08/20/19	3,958,784
1,000,000	Old Line Funding LLC	2.89%	08/14/19	990,294

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
ASSET BACKED SECURITIES (continued)
$5,160,000	Regency Markets No 1 LLC (1)	2.50%	04/08/19	$5,156,488
1,000,000	Ridgefield Funding Co. LLC (1)	2.77%	04/17/19	998,704
2,000,000	Ridgefield Funding Co. LLC (1)	3.05%	06/11/19	1,989,488
1,500,000	Thunder Bay Funding LLC (1)	2.95%	06/03/19	1,493,097
				55,273,686
FINANCIAL COMPANIES — 24.2%
4,250,000	ASB Finance Ltd. (2) (3) (3 Month USD LIBOR + 0.15%)	2.85%	05/10/19	4,250,537
1,000,000	BPCE SA (1) (3)	2.69%	10/01/19	986,443
2,000,000	DZ Bank AG, New York (1) (3)	2.59%	06/21/19	1,988,259
3,000,000	Federation Des Caisses Desjardins Du Quebec (1) (3)	2.73%	04/12/19	2,997,156
1,000,000	Federation Des Caisses Desjardins Du Quebec (2) (3) (3 Month USD LIBOR + 0.13%)	2.77%	05/21/19	1,000,084
1,000,000	Federation Des Caisses Desjardins Du Quebec (2) (3) (1 Month USD LIBOR + 0.22%)	2.72%	08/13/19	1,000,430
2,000,000	Federation Des Caisses Desjardins Du Quebec (2) (3) (1 Month USD LIBOR + 0.37%)	2.86%	12/10/19	2,003,043
1,500,000	HSBC Bank PLC (2) (3 Month USD LIBOR + 0.15%)	2.93%	04/24/19	1,500,143
1,500,000	HSBC Bank PLC (1) (3)	2.62%	06/19/19	1,491,236
3,500,000	ING US Funding LLC (2) (1 Month USD LIBOR + 0.31%)	2.80%	05/21/19	3,501,415
3,000,000	ING US Funding LLC (2) (1 Month USD LIBOR + 0.37%)	2.86%	10/04/19	3,003,613
2,000,000	ING US Funding LLC (2) (3) (1 Month USD LIBOR + 0.18%)	2.68%	12/02/19	2,000,000
2,000,000	National Australia Bank Ltd. (2) (3) (1 Month USD LIBOR + 0.25%)	2.74%	04/02/19	2,000,071
2,000,000	National Securities Clearing Corp. (1) (3)	2.95%	06/12/19	1,989,542
4,500,000	NRW Bank (1) (3)	2.44%	04/02/19	4,498,776
5,000,000	NRW Bank (1) (3)	2.47%	04/04/19	4,997,958
2,201,000	OMERS Finance Trust (1) (3)	2.67%	05/06/19	2,195,247
3,000,000	OMERS Finance Trust (1) (3)	2.56%	06/03/19	2,986,074
3,000,000	Ontario Teachers Finance Trust (1) (3)	2.61%	07/24/19	2,975,098
1,000,000	Oversea Chinese Banking Corp., Ltd. (2) (3) (1 Month USD LIBOR + 0.16%)	2.65%	04/08/19	1,000,063
2,350,000	Sumitomo Mitsui Trust Bank Ltd., New York (1) (3)	2.58%	07/09/19	2,332,795
1,000,000	Suncorp Metway Ltd. (1) (3)	2.90%	06/11/19	994,473
3,000,000	Swedbank AB (1)	2.60%	05/17/19	2,990,176
2,000,000	UBS AG (2) (3) (3 Month USD LIBOR + 0.20%)	2.97%	07/23/19	2,000,787
1,500,000	UBS AG (2) (3) (1 Month USD LIBOR + 0.26%)	2.76%	08/28/19	1,500,665
1,000,000	UBS AG (2) (3) (3 Month USD LIBOR + 0.32%)	2.95%	12/19/19	1,001,411
2,500,000	United Overseas Bank Ltd. (1) (3)	2.88%	04/05/19	2,498,823
4,500,000	United Overseas Bank Ltd. (1) (3)	2.92%	05/17/19	4,484,853

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES (continued)
$1,000,000	Westpac Banking Corp. (2) (3) (3 Month USD LIBOR + 0.18%)	2.92%	11/01/19	$1,000,857
2,000,000	Westpac Banking Corp. (2) (3) (1 Month USD LIBOR + 0.32%)	2.81%	11/08/19	2,002,123
1,000,000	Westpac Banking Corp. (2) (3) (3 Month USD LIBOR + 0.15%)	2.93%	01/10/20	1,000,837
				70,172,988
	Total Commercial Paper			125,446,674
	Total Corporate Debt (Cost $125,432,806)			125,446,674

NON-U.S. SUB-SOVEREIGN — 0.3%(1) (3)
1,000,000	CPPIB Capital Inc.	2.70%	03/09/20	973,262
	TOTAL NON-U.S. SUB-SOVEREIGN (Cost $974,942)			973,262

TIME DEPOSITS — 6.6%
11,000,000	Credit Agricole Corporate and Investment Bank SA	2.43%	04/01/19	11,000,000
8,168,000	Skandinaviska Enskilda Banken AB, New York	2.40%	04/01/19	8,168,000
	Total Time Deposits (Cost $19,168,000)			19,168,000
	Total Investments —73.4% (Cost $212,957,805)			212,990,675

REPURCHASE AGREEMENTS — 26.6%
8,000,000	HSBC Securities (USA), Inc. Dated 3/29/19, To be repurchased at $8,001,720 (collateralized by $7,914,732 par amount of a U.S. Treasury Bond, 3.125%; due 11/15/41; Total Fair Value $8,160,015)	2.58%	04/01/19	8,000,000
38,000,000	TD Securities (USA), LLC Dated 3/29/19, To be repurchased at $38,008,233 (collateralized by $37,912,944 par amount of Government National Mortgage Backed Security, 3.00%; due 05/20/48; Total Fair Value $38,760,001)	2.60%	04/01/19	38,000,000
31,000,000	The Bank of Nova Scotia Dated 3/29/19, To be repurchased at $31,006,691 (collateralized by $30,899,115 par amount of U.S. Treasury Bonds and U.S. Treasury Notes, 0.00% to 3.75%; due 01/31/20 to 08/15/44; Total Fair Value $31,620,027)	2.59%	04/01/19	31,000,000

See accompanying notes to Schedule of Investments

Fair Value

Total Repurchase Agreements (Cost $77,000,000)	$77,000,000

Total Investment in securities — 100.0% (Cost $289,957,805)	289,990,675

Liabilities in excess of Other Assets — (0.0%) *	(46,623)

Net Assets — 100.0%	$289,944,052

Net Asset Value Per Participation Certificate	$1.0000

*	Less than 0.1%
(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at March 31, 2019. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.
(3)

Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold n transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2019

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company and follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio, (each a “Portfolio” and collectively, the “Portfolios”).

Portfolio Valuation: On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend the rules under the 1940 Act which govern the operations of money market mutual funds, including the Government Portfolio and the Money Market Portfolio. The amended rules effectively created three categories of money market funds: Government, Retail and Institutional. Under the amended rules, Government and Retail money market funds may continue to seek to transact at a stable $1.00 net asset value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to board oversight. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except where otherwise permitted under SEC rules).

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per participation certificate (“PC”); and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

The Money Market Portfolio operates as an Institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes current market-based prices to value its portfolio holdings and, as of October 11, 2016, transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the Board’s determination that such valuations represent the securities’ fair value); and (3) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to the Board’s, including a majority of the Independent Trustees, determination that such action is in the best interest of the Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day (as defined in the Portfolios’ prospectus).

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

Fair Value Measurement:  The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio are valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service which may use the following inputs/techniques: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers, and reference data, including market research publications. Securities held within the Government Portfolio are generally valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2019

(Continued)

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 investment holdings in each Portfolio. Various factors are considered in classifying Portfolios’ holdings, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services. As of March 31, 2019, the hierarchical input levels of each Portfolio’s investment holdings, by type of security or financial instrument is set forth in the table below. For the period ended March 31, 2019, there were no transfers to or from Level 3 for the Portfolios and at March 31, 2019, none of the Portfolios’ investments holdings were classified as Level 3.

	Total Fair Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government Portfolio
U.S. Treasury Obligations	$250,275,314	$—	$250,275,314	$—
Agency Obligations	397,581,562	—	397,581,562	—
Repurchase Agreements	578,000,000	—	578,000,000	—
	$1,225,856,876	$—	$1,225,856,876	$—

Money Market Portfolio
Bank Obligations	$67,402,739	$—	$67,402,739	$—
Corporate Debt	125,446,674	—	125,446,674	—
Non-U.S. Sub-Sovereign	973,262	—	973,262	—
Time Deposits	19,168,000	—	19,168,000	—
Repurchase Agreements	77,000,000	—	77,000,000	—
	$289,990,675	$—	$289,990,675	$—

Due to the inherent uncertainty in determining the fair value of investments that do not have a readily available market quotation, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly traded securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

New Accounting Pronouncement

In August 2018, the FASB issued Accounting Standards Update 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurement,” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management has adopted these amendments and there were no significant impact to the accompanying notes.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	May 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	May 20, 2019

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Treasurer
Date:	May 20, 2019